Acquisitions (Details)	Sep. 30, 2015 USD ($)
Current assets
Cash and bank balances	$ 897,453
Prepayments, deposits and other receivables	264,729
Inventory	1,129
Non-current assets
Property and equipment, net	176,116
Current liabilities
Other payables and accruals	(51,172)
Loans	(2,888,570)
Current liabilities, Net	(1,600,315)
Goodwill arising on acquisition:
Consideration transferred	(1,000,000)
Less: fair value of identifiable net assets acquired	(1,600,315)
Goodwill arising on acquisition, Net	2,600,315
Net cash inflow on acquisition of subsidiaries:
Consideration paid in cash
Less: cash and cash equivalent balances acquired	897,453
Net cash inflow on acquisition of subsidiaries, Net	$ 897,453